UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21413

Name of Fund:  BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Floating

              Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Shares	Value
Common Stocks — 0.3%

Chemicals — 0.0%
GEO Specialty Chemicals, Inc.(a)(b)		814,577	$146,624

Diversified Financial Services — 0.1%
Kcad Holdings I Ltd.(a)(b)		309,827,230	523,608

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)		14,906	924

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Corp.(b)		19,011	161,974

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(b)		1,860	12,741

Software — 0.0%
Avaya Holdings Corp.(b)		62	1,775

Utilities — 0.1%
Texgen LLC(a)(b)		16,861	691,301

Total Common Stocks — 0.3% (Cost — $4,584,916)			1,538,947

		Par (000)
Asset-Backed Securities — 6.2%
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, 4.30%, 10/21/28(c)(d)	USD	250	249,875
ALM VII R Ltd.(c):
Series 2013-7R2A, Class A2R2, 4.09%, 10/15/27(d)		300	299,928
Series 2013-7RA, Class BR, (3 mo. LIBOR US + 2.70%), 5.14%, 10/15/28(e)		250	251,284
AMMC CLO Ltd., Series 2014-15A, Class D, (3 mo. LIBOR US + 4.20%), 6.53%, 12/09/26(c)(e)		250	251,588
Anchorage Capital CLO Ltd.(c)(d):
Series 2016-8A, Class BR, 4.11%, 07/28/28		500	499,681
Series 2018-10A, Class A1A, 3.63%, 10/15/31		2,550	2,546,136
Apidos CLO XXX Ltd., Series XXXA, Class A1A, 3.56%, 10/18/31(c)(d)		250	248,675
Ares CLO Ltd., Series 2016-40A, Class C, (3 mo. LIBOR US + 3.70%), 6.14%, 10/15/27(c)(e)		250	250,013
Ares XLVII CLO Ltd., Series 2018-48A, Class C, 4.14%, 07/20/30(c)(d)		375	366,935
Ares XLVIII CLO Ltd., Series 2018-48A, Class D, 5.04%, 07/20/30(c)(d)		250	246,818
Ares XXXIII CLO Ltd., Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.95%), 4.27%, 12/05/25(c)(e)		450	450,291

Security		Par (000)	Value
Asset-Backed Securities (continued)
Ares XXXVR CLO Ltd., Series 2015-35RA, Class C, 4.34%, 07/15/30(c)(d)	USD	350	$347,081
Atlas Senior Loan Fund X Ltd., Series 2018-10A(c)(d):
Class B, 3.94%, 01/15/31		500	493,545
Class C, 4.29%, 01/15/31		500	494,545
Atrium XIV LLC, Series 14A, Class C, 4.31%, 08/23/30(c)(d)		500	497,318
Atrium XV, Series 15A, Class E, 8.63%, 01/23/31(c)(d)(f)		250	250,000
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A2R, (3 mo. LIBOR US + 2.05%), 4.52%, 01/20/29(c)(e)		500	501,341
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, 5.49%, 10/15/30(c)(d)		250	250,139
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class A1, 3.31%, 07/18/31(c)(d)		250	249,080
Carlyle Global Market Strategies CLO Ltd.(c)(d):
Series 2015-3A, Class A2R, 4.11%, 07/28/28		500	498,438
Series 2016-1A, Class BR, 4.32%, 04/20/27		250	248,204
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.23%), 3.56%, 06/09/30(c)(e)		500	500,440
CIFC Funding Ltd.(c)(d):
Series 2013-4A, Class DRR, 5.31%, 04/27/31		250	248,707
Series 2014-4RA, Class C, 5.66%, 10/17/30		250	249,995
Series 2018-1A, Class B, 3.84%, 04/18/31		375	371,194
Series 2018-1A, Class C, 4.19%, 04/18/31		375	369,858
Series 2018-4A, Class A1, 3.58%, 10/17/31		1,700	1,691,705
Series 2018-4A, Class B, 4.53%, 10/17/31		425	422,093
Series 2018-4A, Class D, 8.33%, 10/17/31		300	295,158
Galaxy CLO Ltd., Series 2015-21A, Class CR, 4.22%, 04/20/31(c)(d)		250	247,462
Galaxy XVIII CLO Ltd., Series 2018-28A(c)(d):
Class A1, 3.44%, 07/15/31		1,000	993,783
Class C, 4.29%, 07/15/31		250	247,551
Class D, 5.34%, 07/15/31		500	495,866

1

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Galaxy XXVI CLO Ltd., Series 2018-26A, Class E, 8.50%, 11/22/31(c)(d)(f)	USD	500	$495,000
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 3.62%, 10/29/29(c)(d)		600	598,835
GoldentTree Loan Management US CLO Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.20%), 4.67%, 04/20/29(c)(e)		250	250,205
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 1.00%, 01/20/31(c)(d)(f)		500	500,000
Highbridge Loan Management Ltd., Series 12A-18(c)(d):
Class B, 4.22%, 07/18/31		250	246,989
Class C, 5.12%, 07/18/31		250	242,461
Jay Park CLO Ltd., Series 2016-1A, Class CR, 5.18%, 10/20/27(c)(d)		450	449,905
LCM XVIII LP(c)(d):
Series 18A, Class INC, 0.00%, 04/20/31		1,250	771,567
Series 27A, Class A1, 3.53%, 07/16/31		500	496,478
LCM XXIV Ltd., Series 24A, Class C, (3 mo. LIBOR US + 2.25%), 4.72%, 03/20/30(c)(e)		500	500,466
Madison Park Funding XXVII Ltd., Series 2018-27A, Class B, 4.27%, 04/20/30(c)(d)		1,000	989,284
Madison Park Funding XXXI Ltd., Series 2018-31A, Class E, 8.38%, 01/23/31(c)(d)(f)		300	300,000
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class CR, 4.19%, 07/17/30(c)(d)		500	495,099
Octagon Investment Partners XVII Ltd., Series 2013-1A(c)(d):
Class BR2, 3.89%, 01/25/31		350	347,604
Class CR2, 4.19%, 01/25/31		350	343,254
Class ER2, 7.64%, 01/25/31		250	229,458
Octagon Loan Funding Ltd., Series 2014-1A, Class BRR, 4.34%, 11/18/31(c)(d)		500	500,000
OZLM XIX Ltd., Series 2017-19A, Class C, 5.54%, 11/22/30(c)(d)		250	251,246
Palmer Square CLO Ltd.(c):
Series 2013-2A, Class CRR, 5.65%, 10/17/31(d)		250	249,964
Series 2015-2A, Class A1AR, (3 mo. LIBOR US + 1.27%), 3.74%, 07/20/30(e)		500	499,080
Series 2018-1A, Class A2, 3.89%, 04/18/31(d)		250	248,245

Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.(c) (continued):
Series 2018-1A, Class B, 4.19%, 04/18/31(d)	USD	250	$246,228
Series 2018-1A, Class D, 7.59%, 04/18/31(d)		250	229,142
Rockford Tower CLO Ltd., Series 2018-2A, Class A, 3.59%, 10/20/31(c)(d)		500	496,375
RR 5 Ltd., Series 2018-5A, Class B, 4.68%, 10/15/31(c)(d)		750	749,418
Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, 3.59%, 10/26/31(c)(d)		1,000	996,862
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, (3 mo. LIBOR US + 2.20%), 4.71%, 12/21/29(c)(e)		300	300,891
TIAA CLO IV Ltd., Series 2018-1A, Class A2, 1.00%, 01/20/32(c)(d)(f)		500	500,000
TICP CLO VI Ltd., Series 2016-5A, Class ER, 8.20%, 07/17/31(c)(d)		500	462,120
TICP CLO XI Ltd., Series 2018-11A, Class A, 3.62%, 10/20/31(c)(d)		450	448,886
TICP CLO XII Ltd., Series 2018-12A(c)(d)(f):
Class C, 1.00%, 01/15/31		250	250,000
Class D, 1.00%, 01/15/31		250	250,000
Treman Park CLO Ltd., Series 2015-1A, Class DRR, 5.11%, 10/20/28(a)(c)(d)		1,400	1,400,000
TRESTLES CLO II Ltd., Series 2018-2A, Class A2, 4.00%, 07/25/31(c)(d)		250	249,872
Venture XIX CLO Ltd., Series 2014-19A, Class BR, (3 mo. LIBOR US + 2.00%), 4.44%, 01/15/27(c)(e)		250	250,021
Voya CLO Ltd., Series 2014-4A, Class BR2, 4.53%, 07/14/31(c)(d)		400	398,196
Webster Park CLO Ltd., Series 2015-1A, Class CR, 5.37%, 07/20/30(c)(d)		500	498,913
York CLO 1 Ltd., Series 2014-1A, Class ARR, 3.29%, 10/22/29(c)(d)		1,000	997,970

Total Asset-Backed Securities — 6.2% (Cost — $33,781,911)			33,354,761

Corporate Bonds — 2.9%

Banks — 0.0%
CIT Group, Inc., 5.00%, 08/01/23		135	135,337

Capital Markets — 0.3%
Blackstone CQP Holdco LP(c):
6.50%, 03/20/21		1,536	1,490,066
6.00%, 08/18/21		249	248,665

			1,738,731
Chemicals — 0.5%
Chemours Co., 6.63%, 05/15/23		800	812,000

2

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
GEO Specialty Chemicals, Inc., PIK 15.24%, 10/18/25(a)(h)	USD	1,905	$2,083,903

			2,895,903
Diversified Consumer Services — 0.2%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(c)		1,041	1,103,460

Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20(a)		1,061	—

Equity Real Estate Investment Trusts (REITs) — 0.0%
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		46	50,567

Health Care Providers & Services — 0.0%
NVA Holdings, Inc., 6.88%, 04/01/26(c)		188	179,305

Health Care Services — 0.0%
Aveta, Inc. Escrow, 7.00%, 04/01/19(a)		1,347	—

Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/25(c)		980	921,396

Media — 0.3%
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		968	982,810
Series B, 7.63%, 03/15/20		545	544,319
CSC Holdings LLC, 10.88%, 10/15/25(c)		79	91,048

			1,618,177
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.:
3.10%, 03/15/20		550	541,750
3.88%, 03/15/23		625	582,031

			1,123,781
Oil, Gas & Consumable Fuels — 0.8%
CNX Resources Corp., 5.88%, 04/15/22		2,252	2,204,145
CONSOL Energy, Inc., 11.00%, 11/15/25(c)		985	1,100,737
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(c)		873	803,160

			4,108,042
Software — 0.4%
Infor US, Inc., 6.50%, 05/15/22		1,176	1,170,120

Security		Par (000)	Value
Software (continued)
Informatica LLC, 7.13%, 07/15/23(c)	USD	658	$659,645

			1,829,765

Total Corporate Bonds — 2.9% (Cost — $16,724,450)			15,704,464

Floating Rate Loan Interests(e) — 133.7%

Aerospace & Defense — 1.6%
Accudyne Industries LLC, 2017 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 08/18/24		3,565	3,508,977
Atlantic Aviation FBO, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 6.07%, 11/29/25(a)		1,172	1,169,070
DAE Aviation Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.09%, 07/07/22		505	502,994
TransDigm, Inc., 2018 Term Loan F, (1 mo. LIBOR + 2.50%), 4.84%, 06/09/23		3,330	3,242,213
WP CPP Holdings LLC, 2018 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.28%, 04/30/25		402	398,482

			8,821,736
Air Freight & Logistics — 0.2%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, (1 mo. LIBOR + 2.00%), 4.30%, 01/15/25		647	640,099
XPO Logistics, Inc., 2018 Term Loan B, (3 mo. LIBOR + 2.00%), 4.51%, 02/24/25		266	262,914

			903,013
Auto Components — 0.3%
GPX International Tire Corp., Term Loan(a)(b)(g):
12.25%, 12/31/49		1,098	—
PIK, 13.00%, 12/31/49(h)		18	—
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.39%, 05/16/24		1,590	1,548,693

			1,548,693
Automobiles — 0.3%
CH Hold Corp.:
1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 02/01/24		1,268	1,259,258

3

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Automobiles (continued)
CH Hold Corp. (continued):
2nd Lien Term Loan, (1 mo. LIBOR + 7.25%, 1.00% Floor) 9.59%, 02/01/25(a)	USD	245	$244,387

			1,503,645
Banks — 0.3%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.78%, 11/01/24(a)		1,625	1,596,292

Beverages — 0.1%
Jacobs Douwe Egberts International BV, 2018 USD Term Loan B, (3 mo. LIBOR + 2.00%), 4.56%, 11/01/25(a)		817	810,641

Building Materials — 0.4%
Allied Universal HoldCo LLC, 2015 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.14%, 07/28/22		836	816,552
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.56%, 08/13/25(a)		812	793,757
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, (1 mo. LIBOR + 8.50%, 1.00% Floor), 10.84%, 07/28/23		645	636,938

			2,247,247
Building Products — 1.0%
Continental Building Products LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 08/18/23		387	379,961
CPG International, Inc., 2017 Term Loan, (6 mo. LIBOR + 3.75%, 1.00% Floor), 6.25%, 05/05/24		1,430	1,412,710
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.39%, 12/14/24		1,208	1,195,771
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.64%, 12/19/23		2,700	2,653,871

			5,642,313
Capital Markets — 1.5%
Duff & Phelps Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 02/13/25		856	843,721
EIG Management Co. LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.06%, 02/22/25		1,695	1,699,762
Fortress Investment Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 12/27/22		1,338	1,323,583

Security		Par (000)	Value
Capital Markets (continued)
Greenhill & Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.21%, 10/12/22	USD	1,518	$1,515,965
GreenSky Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.63%, 03/31/25		1,069	1,066,951
RPI Finance Trust, Term Loan B6, (3 mo. LIBOR + 2.00%), 4.39%, 03/27/23		1,667	1,650,554

			8,100,536
Chemicals — 5.7%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.39%, 01/31/24		3,538	3,518,709
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 4.14%, 06/01/24		3,560	3,497,780
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 05/16/24		1,437	1,406,999
Chemours Co. (The), 2018 Term Loan B, 04/03/25(i)		1,446	1,427,180
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 06/28/24		615	613,812
Encapsys LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 11/07/24		1,040	1,031,114
Evergreen Acqco 1 LP, Term Loan, (3 mo. LIBOR + 3.75%), 6.22%, 07/09/19		441	422,195
Invictus US LLC:
1st Lien Term Loan, (2 mo. LIBOR + 3.00%), 5.50%, 03/28/25		1,640	1,627,627
2nd Lien Term Loan, (2 mo. LIBOR + 6.75%), 9.25%, 03/25/26		430	428,387
MacDermid, Inc.:
Term Loan B6, (1 mo. LIBOR + 3.00%, 1.00% Floor) 5.34%, 06/07/23		1,319	1,317,816
Term Loan B7, (1 mo. LIBOR + 2.50%, 1.00% Floor) 4.84%, 06/07/20		1,914	1,911,660
Messer Industries LLC, 2018 USD Term Loan, 10/01/25(i)		4,281	4,214,131
Oxea Holding Drei GmbH, 2017 Term Loan B2, (3 mo. LIBOR + 3.50%), 5.94%, 10/11/24(a)		3,656	3,610,351
PQ Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%), 5.03%, 02/08/25		2,733	2,695,411

4

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 5.55%, 10/01/25	USD	1,598	$1,574,030
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 08/07/20(a)		422	417,770
Vectra Co., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 03/08/25		944	928,487

			30,643,459
Commercial Services & Supplies — 7.7%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 4.47%, 11/10/23		3,149	3,114,224
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.09%, 03/11/25		274	271,745
Asurion LLC:
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.84%, 08/04/25		2,292	2,334,012
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 5.34%, 08/04/22		1,917	1,898,117
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 5.34%, 11/03/23		2,991	2,957,465
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 5.34%, 11/03/24		1,177	1,163,808
Camelot UK Holdco Ltd., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 10/03/23		1,763	1,742,532
Catalent Pharma Solutions, Inc., Term Loan B, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.59%, 05/20/24		2,264	2,245,714
Creative Artists Agency LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.30%, 02/15/24		3,045	3,019,724
Dealer Tire LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.65%, 12/22/21		806	803,307
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.14%, 05/09/25(a)		583	565,064
Garda World Security Corp., 2017 Term Loan, (PRIME + 2.50%), 5.82%, 05/24/24		911	901,238
GFL Environmental, Inc.:
2018 Term Loan, (PRIME + 1.75%), 7.00%, 05/30/25		126	122,543
2018 USD Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.39%, 05/30/25		3,157	3,067,717

Security		Par (000)	Value
Commercial Services & Supplies (continued)
Harland Clarke Holdings Corp., Term Loan, (3 mo. LIBOR + 4.75%, 1.00% Floor), 7.14%, 11/03/23	USD	896	$823,312
KAR Auction Services, Inc., Term Loan B5, (3 mo. LIBOR + 2.50%), 4.94%, 03/09/23		2,521	2,496,414
Multi Color Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 10/31/24		768	756,898
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 05/02/22		2,767	2,733,739
Verisure Holding AB, EUR Term Loan B1E, (3 mo. Euribor + 3.00%), 3.00%, 10/20/22	EUR	1,000	1,116,421
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.84%, 08/27/25	USD	6,358	6,347,543
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.53%, 10/10/24		3,279	3,147,715

			41,629,252
Communications Equipment — 1.2%
Avantor, Inc., 2017 1st Lien Term Loan, 11/21/24(i)		4,074	4,067,221
Avaya, Inc., 2018 Term Loan B, (2 mo. LIBOR + 4.25%), 6.61%, 12/15/24		1,458	1,436,360
Ciena Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.30%, 09/26/25		541	538,636
CommScope, Inc., Term Loan B5, (1 mo. LIBOR + 2.00%), 4.35%, 12/29/22		356	350,375
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.84%, 11/01/24		291	286,486

			6,679,078
Construction & Engineering — 1.9%
AECOM, Term Loan B, (1 mo. LIBOR + 1.75%), 4.09%, 03/13/25		725	715,114
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.73%, 06/21/24		6,040	5,932,814
Engility Corp., Term Loan B1, (3 mo. LIBOR + 2.25%), 4.59%, 08/12/20		185	184,749
Pike Corp., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.85%, 03/23/25		1,086	1,083,174

5

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Construction & Engineering (continued)
Ply Gem Midco, Inc., 2018 Term Loan, (3 mo. LIBOR + 3.75%), 6.18%, 04/12/25	USD	455	$444,763
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 05/23/25		1,210	1,163,532
USIC Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 12/08/23		915	897,721

			10,421,867
Construction Materials — 1.7%
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.53%, 08/01/24(a)		2,757	2,722,686
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.34%, 03/29/25		4,906	4,863,654
GYP Holdings III Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 06/01/25		431	415,295
Xella International GmbH, 2017 EUR Term Loan B, (EURIBOR + 4.00%), 4.00%, 04/11/24	EUR	1,000	1,124,741

			9,126,376
Containers & Packaging — 1.4%
Berry Global, Inc., Term Loan Q, (1 mo. LIBOR + 2.00%), 4.32%, 10/01/22	USD	4,180	4,127,413
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.66%, 04/03/24		1,776	1,725,118
Flex Acquisition Co., Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.25%), 5.55%, 06/29/25		1,518	1,492,891

			7,345,422
Distributors — 1.1%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 10/31/23		2,923	2,848,386
TriMark USA LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.85%, 08/28/24		3,293	3,075,911

			5,924,297
Diversified Consumer Services — 4.5%
AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 12/13/23		2,074	2,042,939

Security		Par (000)	Value
Diversified Consumer Services (continued)
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 07/12/24	USD	1,153	$1,137,976
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (3 mo. LIBOR + 1.75%), 4.09%, 11/07/23		2,911	2,895,987
CHG PPC Parent LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 03/31/25(a)		693	683,730
Equian LLC, Add on Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.57%, 05/20/24		1,868	1,853,710
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 6.14%, 07/12/25		1,402	1,389,733
J.D. Power and Associates, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.09%, 09/07/23		1,393	1,389,303
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.56%, 05/15/24		1,689	1,654,349
Serta Simmons Bedding LLC:
1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor) 5.81%, 11/08/23		2,504	2,207,754
2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor) 10.32%, 11/08/24		943	702,228
ServiceMaster Co., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.84%, 11/08/23		962	958,978
Spin Holdco, Inc., 2017 Term Loan B, 11/14/22(i)		1,992	1,949,472
Uber Technologies, 2018 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.32%, 04/04/25		1,297	1,280,541
Wand Intermediate I LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.39%, 09/17/21		1,362	1,351,332
Weight Watchers International, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.75%), 7.15%, 11/29/24		2,729	2,731,063

			24,229,095
Diversified Financial Services — 2.1%
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 04/04/24		4,042	3,996,316
CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.82%, 08/08/25(a)		733	726,586

6

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Financial Services (continued)
Edelman Financial Center LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.69%, 07/21/25	USD	785	$777,645
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 6.39%, 02/07/25		1,667	1,646,228
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 07/03/24(a)		1,649	1,640,578
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.84%, 09/06/25		1,036	1,019,165
Oryx Southern Delaware Holdings LLC, Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 02/28/25		699	674,840
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 6.77%, 07/30/25(a)		732	722,850

			11,204,208
Diversified Telecommunication Services — 4.8%
CenturyLink, Inc.:
2017 Term Loan A, (1 mo. LIBOR + 2.75%), 5.09%, 11/01/22		615	609,529
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 01/31/25		2,857	2,773,372
Consolidated Communications, Inc., 2016 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.35%, 10/04/23		414	397,073
Frontier Communications Corp., Delayed Draw Term Loan A, (1 mo. LIBOR + 2.75%), 5.10%, 03/31/21		2,589	2,472,803
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 05/16/24		1,496	1,482,044
Level 3 Financing, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.56%, 02/22/24		2,862	2,824,424
MTN Infrastructure TopCo, Inc, 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 11/15/24		1,921	1,905,007
Sprint Communications, Inc.:
1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 4.88%, 02/02/24		2,862	2,821,365
2018 Term Loan B, 02/02/24(i)		680	673,628
TDC A/S, Term Loan, (1 Week. Euribor + 3.50%), 3.50%, 06/04/25	EUR	820	924,176
Telenet Financing USD LLC, Term Loan AN, (1 mo. LIBOR + 2.25%), 4.56%, 08/15/26	USD	4,305	4,225,056

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Telesat Canada, Term Loan B4, (3 mo. LIBOR + 2.50%), 4.89%, 11/17/23	USD	814	$795,374
Virgin Media Investment Holdings Ltd., Term Loan L, (LIBOR - GBP + 3.25%), 3.98%, 01/15/27	GBP	1,000	1,255,710
Zayo Group LLC:
2017 Incremental Term Loan, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.59%, 01/19/24	USD	290	287,100
2017 Term Loan B1, (1 mo. LIBOR + 2.00%), 4.34%, 01/19/21		2,365	2,347,547

			25,794,208
Electric Utilities — 1.1%
Dayton Power & Light Co., Term Loan B, (1 mo. LIBOR + 2.00%), 4.35%, 08/24/22		515	512,503
TEX Operations Co. LLC, Exit Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 08/04/23		2,025	1,995,198
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 11.50%, 10/01/20(a)		1,710	—
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 2.00%), 4.31%, 12/31/25		3,127	3,078,316
Vistra Operations Co. LLC, 2016 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.59%, 12/14/23		366	361,497

			5,947,514
Electrical Equipment — 1.2%
AL Alpine AT Bidco GmbH, 2018 Term Loan B, 09/30/25(a)(i)		705	692,662
EXC Holdings III Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.89%, 12/02/24		913	906,252
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 04/01/24		3,966	3,895,471

7

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Electrical Equipment (continued)
MLN US HoldCo LLC, 2018 1st Lien Term Loan, 07/11/25(i)	USD	858	$856,396

			6,350,781
Electronic Equipment, Instruments & Components — 0.3%
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 02/12/25(a)		1,797	1,772,538

Energy Equipment & Services — 1.0%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.31%, 03/01/24		1,635	1,384,532
Ocean Rig UDW, Inc., Term Loan, (Fixed + 8.00%), 8.00%, 09/20/24		102	107,060
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.06%, 11/08/22(a)		845	859,787
Seadrill Partners Finco LLC, Term Loan B, (3 mo. LIBOR + 6.00%, 1.00% Floor), 8.39%, 02/21/21		619	528,757
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 1.43%), 3.78%, 07/13/20		1,155	1,129,411
Woodford Express LLC, 2018 Term Loan B, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.34%, 01/17/25		1,493	1,470,739

			5,480,286
Equity Real Estate Investment Trusts (REITs) — 2.4%
Capital Automotive LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.85%, 03/24/24		760	747,904
Iron Mountain, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.09%, 01/02/26		843	824,617
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 03/21/25		4,609	4,521,432
RHP Hotel Properties LP, 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.44%, 05/11/24		1,349	1,336,522
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 4.31%, 12/20/24		5,382	5,288,171

			12,718,646
Food & Staples Retailing — 1.4%
Albertsons LLC, Term Loan B7, 11/17/25(i)		1,737	1,697,822

Security		Par (000)	Value
Food & Staples Retailing (continued)
Hearthside Food Solutions LLC:
2018 Incremental Term Loan, 05/31/25(i)	USD	1,182	$1,167,225
2018 Term Loan B, (1 mo. LIBOR + 3.69%), 6.03%, 05/23/25		584	568,055
Hostess Brands LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 4.70%, 08/03/22		2,425	2,360,869
US Foods, Inc., 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 06/27/23		1,602	1,581,564

			7,375,535
Food Products — 2.2%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.05%, 10/01/25		574	573,041
CFSP Acquisition Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.32%, 03/20/25(a)		539	525,669
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 10/10/23		3,276	3,077,795
JBS USA LLC, 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 4.84%, 10/30/22		5,028	4,955,752
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 5.09%, 02/05/23		2,751	2,714,048

			11,846,305
Gas Utilities — 0.3%
AL Midcoast Holdings LLC, 2018 Term Loan B, (2 mo. LIBOR + 5.50%), 7.89%, 07/31/25		1,435	1,406,692

Health Care Equipment & Supplies — 3.4%
CryoLife, Inc., Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.64%, 11/14/24(a)		1,826	1,817,069
DJO Finance LLC, 2015 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.62%, 06/08/20		6,574	6,560,854
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.39%, 06/15/21(a)		3,554	3,562,477
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 5.14%, 09/24/24		1,451	1,385,200

8

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.58%, 06/30/25	USD	5,339	$5,200,507

			18,526,107
Health Care Providers & Services — 7.6%
Acadia Healthcare Co., Inc.:
2018 Term Loan B3, (1 mo. LIBOR + 2.50%), 4.84%, 02/11/22		249	246,281
2018 Term Loan B4, (1 mo. LIBOR + 2.50%), 4.84%, 02/16/23		1,201	1,187,039
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.84%, 06/30/25		826	821,115
Auris Luxembourg III Sarl, 2017 Term Loan B7, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.39%, 01/17/22(a)		2,401	2,389,133
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.46%, 06/07/23		3,487	3,474,001
Concentra, Inc.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.07%, 06/01/22		1,895	1,872,506
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor), 8.82%, 06/01/23		1,350	1,351,687
DaVita HealthCare Partners, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 06/24/21		824	820,891
DentalCorp Perfect Smile ULC:
1st Lien Delayed Draw Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor) 4.82%, 06/06/25		217	98,241
1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor) 6.09%, 06/06/25		867	860,789
Diplomat Pharmacy, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.85%, 12/20/24		1,001	998,856
DuPage Medical Group Ltd.:
2018 Term Loan, (1 mo. LIBOR + 2.75%), 5.09%, 08/15/24		853	833,998
2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.31%, 08/15/25(a)		395	395,000
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.09%, 10/10/25		3,608	3,463,031
Explorer Holdings, Inc., 2016 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.14%, 05/02/23		1,066	1,061,032

Security		Par (000)	Value
Health Care Providers & Services (continued)
Gentiva Health Services, Inc.(a):
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.13%, 07/02/25	USD	1,092	$1,089,107
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.38%, 07/02/26		267	268,377
HC Group Holdings III, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.09%, 04/07/22		1,408	1,406,620
HCA, Inc.:
2018 Term Loan B10, (1 mo. LIBOR + 2.00%), 4.34%, 03/13/25		1,363	1,358,038
Term Loan B11, (1 mo. LIBOR + 1.75%), 4.09%, 03/18/23		1,801	1,790,307
LGC Science Holdings Ltd., USD Term Loan B3, 03/08/23(i)		1,000	990,000
Lifescan Global Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 6.00%), 8.40%, 09/27/24		361	345,809
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.14%, 06/07/23		3,064	3,002,971
National Mentor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.00%), 5.39%, 01/31/21		477	474,504
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.84%, 10/20/22		1,786	1,786,657
NVA Holdings, Inc., Term Loan B3, 02/02/25(i)		2,051	1,998,367
ScribeAmerica Intermediate Holdco LLC, 2018 Term Loan, (1 mo. LIBOR + 4.50%), 6.81%, 04/03/25		1,125	1,115,156
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 02/06/24		1,900	1,769,700
Universal Hospital Services, Inc., Term Loan, 10/18/25(a)(i)		737	733,315
Vizient, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 02/13/23		613	609,856
WP CityMD Bidco LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.89%, 06/07/24		1,050	1,038,135

9

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Providers & Services (continued)
Zotec Partners LLC, 2018 Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.31%, 02/14/24(a)	USD	1,225	$1,218,377

			40,868,896
Health Care Services — 0.2%
Sound Inpatient Physicians:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.34%, 06/27/25		702	698,511
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 9.09%, 06/26/26		382	382,000

			1,080,511
Health Care Technology — 1.0%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 03/01/24		2,444	2,412,633
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.32%, 10/10/25		577	573,151
Press Ganey Holdings, Inc.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor) 5.09%, 10/23/23		1,912	1,889,440
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor) 8.84%, 10/21/24(a)		222	222,473
Quintiles IMS, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.39%, 03/07/24		500	493,305

			5,591,002
Hotels, Restaurants & Leisure — 8.6%
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 4.22%, 10/19/24		1,315	1,293,064
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 4.48%, 09/15/23		1,846	1,810,283
Bronco Midstream Funding LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 5.82%, 08/14/23		650	643,006
Burger King Newco Unlimited Liability Co., Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.59%, 02/16/24		6,808	6,667,098
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 12/22/24		4,421	4,338,504
CCM Merger, Inc., Term Loan B, 08/08/21(i)		1,600	1,593,327

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
CEC Entertainment, Inc., Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.60%, 02/14/21	USD	577	$550,820
ESH Hospitality, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 08/30/23		3,032	2,994,038
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.34%, 11/30/23		221	218,339
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.39%, 12/01/23		150	148,440
GVC Holdings PLC:
2018 EUR Term Loan, (3 mo. Euribor + 2.75%), 2.75%, 03/29/24	EUR	991	1,117,163
2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.84%, 03/29/24	USD	940	933,815
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 1.75%), 4.07%, 10/25/23		1,562	1,545,929
IRB Holding Corp., 1st Lien Term Loan, 02/05/25(i)		2,815	2,782,782
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.05%, 04/03/25		1,426	1,412,263
Lakeland Tours LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.33%, 12/15/24		1,053	1,045,832
Marriott Ownership Resorts, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.59%, 08/29/25		1,225	1,219,647
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, (3 mo. LIBOR + 2.25%), 4.58%, 10/15/25		605	599,204
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 04/29/24		1,436	1,385,362
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 02/22/24		2,540	2,497,215
Scientific Games International, Inc., 2018 Term Loan B5, (2 mo. LIBOR + 2.75%), 5.22%, 08/14/24		2,456	2,388,469
Stars Group Holdings BV, 2018 Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.89%, 07/10/25		6,404	6,374,236
Tackle Sarl, 2017 EUR Term Loan, 08/08/22(i)	EUR	1,000	1,128,206

10

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.09%, 05/30/25	USD	1,585	$1,567,961

			46,255,003
Household Products — 1.1%
Energizer Holdings, Inc., 2018 Term Loan B, 06/20/25(a)(i)		709	691,275
Mastronardi Produce Ltd., Term Loan B, (1 mo. LIBOR + 3.25%), 5.55%, 05/01/25		589	588,160
SIWF Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 6.55%, 06/15/25		878	863,536
Spectrum Brands, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.43%, 06/23/22		3,796	3,749,046

			5,892,017
Independent Power and Renewable Electricity Producers — 1.6%
AES Corp., 2018 Term Loan B, (3 mo. LIBOR + 1.75%), 4.46%, 05/31/22		1,054	1,048,733
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.84%, 01/15/25		1,250	1,227,859
Calpine Corp., Term Loan B6, (3 mo. LIBOR + 2.50%), 4.89%, 01/15/23		1,824	1,789,758
Compass Power Generation LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 12/20/24		1,173	1,173,288
EIF Channelview Cogeneration LLC, 2018 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.60%, 05/03/25		443	446,188
Granite Acquisition, Inc.:
Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor) 5.90%, 12/19/21		2,045	2,033,211
Term Loan C, (3 mo. LIBOR + 3.50%, 1.00% Floor) 5.89%, 12/19/21		273	271,353
Terra-Gen Finance Co. LLC, Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.60%, 12/09/21(a)		744	598,694

			8,589,084
Industrial Conglomerates — 1.0%
Cortes NP Acquisition Corp., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.71%, 11/30/23(a)		4,055	3,923,747

Security		Par (000)	Value
Industrial Conglomerates (continued)
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.41%, 11/28/21	USD	1,546	$1,508,890

			5,432,637
Insurance — 4.3%
Achilles Acquisition LLC, 2018 Term Loan, (1 mo. LIBOR + 4.00%), 6.38%, 10/03/25		823	818,885
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.06%, 05/09/25		2,982	2,924,783
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 01/25/24		2,645	2,618,619
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, 10/22/24(i)		1,568	1,538,050
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 12/02/24		1,837	1,804,398
Hub International Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.49%, 04/25/25		1,614	1,583,693
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor) 5.09%, 03/01/21		2,875	2,842,867
2018 Term Loan B, 12/31/25(i)		5,925	5,858,344
2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 1.00% Floor) 8.09%, 02/28/22		2,540	2,536,825
Stratose Intermediate Holdings II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 06/22/23		825	821,990

			23,348,454
Internet & Direct Marketing Retail — 0.3%
Harbor Freight Tools USA, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.84%, 08/18/23		1,450	1,401,279

Internet Software & Services — 1.5%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 4.59%, 02/15/24		3,730	3,686,293
Inmar Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 05/01/24		1,027	1,020,150
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.58%, 11/03/23		2,492	2,277,356

11

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Internet Software & Services (continued)
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.09%, 05/06/24	USD	1,344	$1,304,596

			8,288,395
IT Services — 6.0%
Access CIG LLC:
2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 6.46%, 02/27/25		525	524,277
2018 2nd Lien Delayed Draw Term Loan, (3 mo. LIBOR + 7.75%), 10.46%, 02/27/26		12	12,090
2018 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 7.75%), 10.46%, 02/27/26		17	16,915
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%), 10.46%, 02/27/26		227	225,611
2018 Incremental Term Loan, (3 mo. LIBOR + 3.75%), 6.46%, 02/27/25		74	73,483
Altran Technologies SA, 1st Lien Term Loan, (3 mo. LIBOR + 2.25%), 4.59%, 03/20/25		677	673,217
Evertec Group LLC, 2018 Term Loan B, 11/27/24(i)		923	917,231
First Data Corp., 2024 Term Loan, (1 mo. LIBOR + 2.00%), 4.32%, 04/26/24		8,069	7,912,581
Flexential Intermediate Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 5.89%, 08/01/24		1,356	1,309,684
Global Payments, Inc.:
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.09%, 04/21/23		825	818,037
2018 Term Loan B4, 10/17/25(i)		275	272,478
Greeneden US Holdings II LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.59%, 12/01/23		2,234	2,210,500
Optiv Security, Inc.:
1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor) 5.59%, 02/01/24		1,722	1,640,412
2nd Lien Term Loan, (1 mo. LIBOR + 7.25%, 1.00% Floor) 9.59%, 02/01/25		472	453,290
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.79%, 08/01/25		1,620	1,552,770

Security		Par (000)	Value
IT Services (continued)
TKC Holdings, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor) 6.10%, 02/01/23	USD	2,295	$2,253,152
2017 2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor) 10.35%, 02/01/24		1,603	1,588,974
Trans Union LLC:
2018 Term Loan B4, (1 mo. LIBOR + 2.00%), 4.34%, 06/19/25		18	17,782
Term Loan B3, (1 mo. LIBOR + 2.00%), 4.34%, 04/10/23		5,125	5,063,406
Vantiv LLC, 2018 1st Lien Term Loan B3, (1 mo. LIBOR + 1.75%), 4.06%, 10/14/23		894	885,535
WEX, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.59%, 06/30/23		3,903	3,867,791

			32,289,216
Leisure Products — 0.2%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.89%, 06/19/24(a)		1,023	1,020,793

Life Sciences Tools & Services — 0.2%
Albany Molecular Research, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor) 5.59%, 08/30/24		557	549,844
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 1.00% Floor) 9.34%, 08/30/25		395	395,494

			945,338
Machinery — 2.3%
Clark Equipment Co., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.38%, 05/18/24		884	869,028
Columbus McKinnon Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 4.89%, 01/31/24(a)		181	179,580
Gardner Denver, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 07/30/24		2,199	2,184,766
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.84%, 08/05/24		1,622	1,602,022
Infiltrator Systems, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.39%, 05/27/22(a)		1,946	1,921,240

12

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Machinery (continued)
Tecomet, Inc., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.82%, 05/01/24	USD	1,539	$1,528,780
Titan Acquisition Ltd., 2018 Term Loan B, 03/28/25(i)		3,104	2,909,247
Welbilt, Inc., 2018 Term Loan B, 10/23/25(i)		1,033	1,024,258

			12,218,921
Media — 10.8%
Altice Financing SA:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.05%, 01/31/26		715	687,579
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.05%, 07/15/25		244	236,057
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 6.31%, 08/14/26		5,331	5,071,114
Charter Communications Operating LLC:
2017 Term Loan A2, (1 mo. LIBOR + 1.50%), 3.85%, 03/31/23		2,760	2,746,511
2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.35%, 04/30/25		4,947	4,890,663
CSC Holdings LLC:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 4.56%, 07/17/25		3,945	3,878,010
2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.81%, 01/25/26		1,686	1,659,726
Getty Images, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 5.84%, 10/18/19		407	402,755
Gray Television, Inc.:
2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.57%, 02/07/24		607	600,420
2018 Term Loan C, 10/30/25(i)		1,457	1,443,042
Hubbard Radio LLC, 2015 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.35%, 03/28/25		220	218,860
iHeartCommunications, Inc.(b)(g):
Extended Term Loan E, 0.00%, 07/30/19		515	365,006
Term Loan D, 0.00%, 01/30/19		4,071	2,890,775
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.82%, 01/02/24		1,828	1,859,636

Security		Par (000)	Value
Media (continued)
Learfield Communications LLC(a):
2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor) 5.60%, 12/01/23	USD	1,882	$1,875,462
2017 1st Lien Term Loan, 12/01/23(i)		624	620,314
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.59%, 03/24/25		1,216	1,198,849
Live Nation Entertainment, Inc., Term Loan B3, (1 mo. LIBOR + 1.75%), 4.13%, 10/31/23		475	473,159
MCC Iowa LLC, Term Loan N, (1 Week LIBOR + 1.75%), 3.98%, 02/15/24		1,076	1,056,802
Meredith Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 01/31/25		965	959,536
MH Sub I LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.06%, 09/13/24		839	829,631
Mission Broadcasting, Inc., 2018 Term Loan B3, 01/17/24(i)		191	188,569
Nexstar Broadcasting, Inc., 2018 Term Loan B3, 01/17/24(i)		1,116	1,101,920
Numericable Group SA, Term Loan B12, (1 mo. LIBOR + 3.68%), 5.99%, 01/31/26		540	506,098
PSAV Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.70%, 03/01/25		1,029	1,007,775
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.34%, 02/01/24		1,354	1,327,599
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%), 4.60%, 01/03/24		193	190,135
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 09/28/23		3,031	3,015,877
Tribune Media Co., Term Loan C, (1 mo. LIBOR + 3.00%), 5.34%, 01/27/24		3,696	3,678,957
Unitymedia Finance LLC:
Term Loan B, (1 mo. LIBOR + 2.25%), 4.56%, 09/30/25		1,680	1,661,520
USD Term Loan D, (1 mo. LIBOR + 2.25%), 4.56%, 01/15/26		360	356,040
Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan E, (1 mo. LIBOR + 2.00%), 4.31%, 06/01/23		981	970,284

13

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 03/15/24	USD	1,186	$1,103,868
Virgin Media Bristol LLC, 2017 Term Loan, (1 mo. LIBOR + 2.50%), 4.81%, 01/15/26		4,453	4,393,152
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (2 mo. LIBOR + 2.75%), 5.28%, 05/18/25		2,504	2,454,365
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 4.81%, 04/15/25		2,682	2,616,738

			58,536,804
Metals & Mining — 0.3%
AMG Advanced Metallurgical Group NV, 2018 Term Loan B, (2 mo. LIBOR + 3.00%), 5.50%, 02/01/25		621	615,809
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%), 6.84%, 07/24/25(a)		716	712,624
Preferred Proppants LLC, Term Loan B2, (3 mo. LIBOR + 7.75%), 10.14%, 07/27/20(a)		220	88,118

			1,416,551
Multiline Retail — 0.6%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.31%, 08/04/24(a)		975	955,647
Hudson’s Bay Co., 2015 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 09/30/22		1,435	1,395,674
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.57%, 10/25/20		1,211	1,047,394

			3,398,715
Oil & Gas Equipment & Services — 0.4%
Kestrel Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.60%, 06/02/25		395	392,318
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.34%, 05/10/25		1,604	1,536,538

			1,928,856
Oil, Gas & Consumable Fuels — 2.7%
BCP Raptor II LLC, 1st Lien Term Loan, (2 mo. LIBOR + 4.75%), 7.14%, 11/03/25		1,197	1,164,082

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
BCP Raptor LLC, Term Loan B, (2 mo. LIBOR + 4.25%, 1.00% Floor), 6.64%, 06/24/24	USD	1,375	$1,324,887
California Resources Corp.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 1.00% Floor) 7.07%, 12/31/22		2,434	2,448,003
Second Out Term Loan, (1 mo. LIBOR + 10.37%, 1.00% Floor) 12.72%, 12/31/21		2,168	2,307,440
CONSOL Energy, Inc.:
1st Lien Term Loan A, (1 mo. LIBOR + 4.25%), 6.60%, 11/26/21(a)		280	280,250
1st Lien Term Loan B, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.35%, 11/28/22		2,132	2,140,162
EG Group Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 4.00%), 6.39%, 02/07/25		801	790,963
Keane Group Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.13%, 05/25/25		1,141	1,086,760
Lucid Energy Group II LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.31%, 02/17/25		1,234	1,173,652
MEG Energy Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.85%, 12/31/23		424	420,756
Spade Facilities II LLC, Term Loan, 11/15/25(i)		1,695	1,695,000

			14,831,955
Personal Products — 0.7%
Clover Merger Sub, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.84%, 09/26/24		1,969	1,840,868
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%), 10.09%, 09/26/25		1,450	1,282,047
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR + 2.00%), 4.34%, 01/26/24		946	935,892

			4,058,807
Pharmaceuticals — 3.9%
Akorn, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 7.88%, 04/16/21		1,388	1,161,319

14

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 5.88%, 05/04/25	USD	3,466	$3,451,647
Endo Luxembourg Finance Company I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.63%, 04/29/24		2,152	2,139,668
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR + 2.25%), 4.47%, 01/31/25		4,041	4,005,930
Jaguar Holding Co. II, 2018 Term Loan, 08/18/22(i)		4,112	4,042,753
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 06/02/25(i)		6,579	6,505,576

			21,306,893

Professional Services — 1.2%
Cast and Crew Payroll LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 5.10%, 09/27/24		2,436	2,393,573
Guidehouse LLP, 2018 Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 05/01/25(a)		948	935,780
Information Resources, Inc., 2018 1st Lien Term Loan, 12/01/25(a)(i)		1,008	995,400
ON Assignment, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 04/02/25		1,173	1,162,196
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.50%), 7.93%, 08/04/25(a)		1,140	1,131,450

			6,618,399

Real Estate Management & Development — 1.9%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.59%, 04/18/24		4,288	4,207,385
DTZ US Borrower LLC, 2018 Add On Term Loan B, (1 mo. LIBOR + 3.25%), 5.59%, 08/21/25		2,719	2,675,659
Forest City Enterprises LP, Term Loan B, 10/24/25(i)		1,702	1,704,127
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.56%, 02/08/25(a)		790	768,140

Security		Par (000)	Value

Real Estate Management & Development (continued)
SMG Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.34%, 01/23/25	USD	1,207	$1,193,220

			10,548,531

Road & Rail — 0.4%
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.59%, 09/29/25		741	732,664
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 06/13/23		1,220	1,195,698

			1,928,362

Semiconductors & Semiconductor Equipment — 1.0%
MaxLinear, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 4.81%, 05/12/24(a)		265	261,438
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.35%, 05/29/25		3,652	3,609,673
ON Semiconductor Corp., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 1.75%), 4.09%, 03/31/23		499	493,761
Versum Materials, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 4.39%, 09/29/23		936	932,390

			5,297,262

Software — 15.2%
Almonde, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.89%, 06/13/24		1,620	1,565,076
Applied Systems, Inc.:
2017 1st Lien Term Loan, 09/19/24(i)		2,424	2,393,209
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor) 9.39%, 09/19/25		491	492,209
Aptean, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.64%, 12/20/22		513	510,887
BMC Software Finance, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.25%), 6.65%, 10/02/25		4,928	4,860,240
Cypress Intermediate Holdings III, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor) 5.35%, 04/26/24		909	896,639

15

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
Cypress Intermediate Holdings III, Inc. (continued):
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor) 9.09%, 04/27/25	USD	814	$812,641
Dell, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.35%, 09/07/23		2,483	2,450,699
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.96%, 05/28/24		1,653	1,547,643
DTI Holdco, Inc., 2018 Term Loan B, (2 mo. LIBOR + 4.75%, 1.00% Floor), 7.28%, 09/30/23		1,434	1,349,243
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 10/01/25(i)		6,778	6,595,265
Flexera Software LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.60%, 02/26/25		612	607,336
Help/Systems Holdings, Inc, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.09%, 03/28/25		1,187	1,186,289
Hyland Software, Inc., 2018 Term Loan 3, (1 mo. LIBOR + 3.50%), 5.84%, 07/01/24		519	515,009
Infor (US), Inc., Term Loan B6, 02/01/22(i)		3,804	3,747,392
Informatica Corp., 2018 Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 08/05/22		2,831	2,814,387
IQOR US, Inc., Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.40%, 04/01/21		1,277	1,194,501
Kronos, Inc.:
2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor) 5.54%, 11/01/23		4,541	4,469,008
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor) 10.79%, 11/01/24		1,695	1,700,831
MA FinanceCo. LLC, Term Loan B3, (1 mo. LIBOR + 2.50%), 4.84%, 06/21/24		158	154,238
McAfee LLC, 2018 USD Term Loan B, 09/30/24(i)		3,488	3,475,573
Mitchell International, Inc.:
2017 1st Lien Term Loan, 11/29/24(i)		5,563	5,473,924

Security		Par (000)	Value
Software (continued)
Mitchell International, Inc. (continued):
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.59%, 12/01/25	USD	1,275	$1,268,625
PowerSchool, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.56%, 08/01/25		1,009	991,342
Renaissance Learning, Inc., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 05/30/25		703	692,253
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 02/05/24		3,818	3,789,689
Solera LLC, Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 03/03/23		4,512	4,446,634
SonicWALL, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 6.14%, 05/16/25		570	563,588
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.64%, 09/30/22		4,411	4,338,440
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.59%, 04/16/25		1,851	1,805,064
SS&C Technologies, Inc.:
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 4.59%, 07/08/22		3,036	3,012,037
2018 Term Loan B3, (1 mo. LIBOR + 2.25%), 4.59%, 04/16/25		4,859	4,738,404
2018 Term Loan B5, 04/16/25(i)		1,790	1,741,330
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 5.34%, 05/01/24		3,288	3,257,958
Tibco Software, Inc., Repriced Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.85%, 12/04/20		2,390	2,387,546

			81,845,149
Specialty Retail — 1.9%
Academy Ltd., 2015 Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.30%, 07/01/22		1,373	999,266
Belron Finance US LLC:
2018 Term Loan B, 11/13/25(i)		453	447,904
Term Loan B, (3 mo. LIBOR + 2.25%), 4.84%, 11/07/24		2,435	2,407,213
CD&R Firefly Bidco Ltd., 2018 Term Loan B1, (3 mo. LIBOR - GBP + 4.50%), 5.32%, 06/23/25	GBP	1,000	1,259,125

16

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Specialty Retail (continued)
Leslie’s Poolmart, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 08/16/23	USD	1,232	$1,214,330
National Vision, Inc., 2017 Repriced Term Loan, (1 mo. LIBOR + 2.50%), 4.84%, 11/20/24		250	248,558
Petco Animal Supplies, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.78%, 01/26/23		835	623,898
Research Now Group, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 5.50%, 1.00% Floor), 7.84%, 12/20/24		1,256	1,250,805
Staples, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.54%, 09/12/24		842	827,007
TruGreen LP, 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.32%, 04/13/23		1,128	1,129,862

			10,407,968
Technology Hardware, Storage & Peripherals — 0.9%
Seattle Spinco, Inc., Term Loan B3, (1 mo. LIBOR + 2.50%), 4.84%, 06/21/24		1,065	1,041,606
Western Digital Corp., 2018 Term Loan B4, (3 mo. LIBOR + 1.75%), 4.06%, 04/29/23		4,083	3,960,398

			5,002,004
Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials Operations LLC, Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 7.64%, 08/12/22		2,379	2,378,921
Varsity Brands, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 12/15/24		531	527,559

			2,906,480
Thrifts & Mortgage Finance — 0.6%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.86%, 05/23/25		3,206	3,185,670

Trading Companies & Distributors — 1.1%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.57%, 01/02/25		1,211	1,176,119
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 4.09%, 10/17/23		3,868	3,820,444
Nexeo Solutions LLC, 2017 Repriced Term Loan, (3 mo. LIBOR + 3.25%), 5.79%, 06/09/23		244	244,264

Security		Par (000)	Value
Trading Companies & Distributors (continued)
Oxbow Carbon LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.50%), 5.84%, 01/04/23	USD	277	$275,991
United Rentals, Inc., Term Loan B, 10/31/25(i)		227	226,575

			5,743,393
Transportation — 0.4%
Gruden Acquisition, Inc., 2017 Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 7.89%, 08/18/22		656	654,622
Safe Fleet Holdings LLC:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor) 5.32%, 02/01/25(a)		1,298	1,251,406
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor) 9.07%, 02/01/26		560	547,400

			2,453,428
Utilities — 0.1%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.71%, 11/28/24(a)		726	689,432

Wireless Telecommunication Services — 2.1%
Geo Group, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.35%, 03/22/24		2,002	1,975,565
Ligado Networks LLC, 0.00%, 12/07/20		5,296	3,736,619
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.35%, 04/11/25		4,359	4,306,365
Xplornet Communications, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.39%, 09/09/21(a)		1,334	1,330,585

			11,349,134

Total Floating Rate Loan Interests — 133.7% (Cost — $737,553,368)			722,271,121

		Shares
Investment Companies — 2.4%

United States — 2.4%
Invesco Senior Loan ETF		565,000	12,802,900

Total Investment Companies — 2.4% (Cost — $13,014,900)			12,802,900

17

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Beneficial Interest (000)	Value
Other Interests(j) — 0.0%

IT Services — 0.0%
Millennium Corp.(a)(b)	USD	1,607	$—
Millennium Lender Claims(a)(b)		1,508	—

Total Other Interests — 0.0% (Cost — $—)			—

		Shares
Trust Preferred – 0.3%

Diversified Financial Services — 0.3%
GMAC Capital Trust I, Series 2, (3 mo. LIBOR US + 5.79%), 8.40%, 02/15/40(k)		60,894	1,552,797

Total Trust Preferreds — 0.3% (Cost — $1,606,167)			1,552,797

Security	Shares	Value
Warrants — 0.0%

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)(a)	2,406	$—

Total Warrants — 0.0% (Cost — $24)		—

Total Long-Term Investments — 145.8% (Cost — $807,265,736)		787,224,990

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.12%(l)(m)	1,022,153	1,022,153

Total Short-Term Securities — 0.2% (Cost — $1,022,153)		1,022,153

Options Purchased — 0.0% (Cost — $43,022)		—

Total Investments — 146.0% (Cost — $808,330,911)		788,247,143
Liabilities in Excess of Other Assets — (46.0)%		(248,222,915)

Net Assets Applicable to Common Shares — 100.0%		$540,024,228

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	When-issued security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(l)	Annualized 7-day yield as of period end.

18

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

(m)

During the period ended November 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/30/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	155,382	866,771	1,022,153	$1,022,153	$6,465	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

EUR — Euro

GBP — British Pound

USD — United States Dollar

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

MTN — Medium-Term Note

PIK — Payment-In-Kind

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,405,733	EUR	3,883,000	JPMorgan Chase Bank N.A.	12/05/18	$9,456
USD	2,485,098	GBP	1,946,000	Barclays Bank PLC	12/05/18	5,301
USD	4,214,765	EUR	3,697,000	UBS AG	02/05/19	4,637
USD	2,483,692	GBP	1,942,000	JPMorgan Chase Bank N.A.	02/05/19	356

						19,750

EUR	186,000	USD	211,825	Bank of America N.A.	12/05/18	(1,239)
EUR	3,697,000	USD	4,190,550	UBS AG	12/05/18	(4,858)
GBP	1,942,000	USD	2,475,079	JPMorgan Chase Bank N.A.	12/05/18	(379)

						(6,476)

						$13,274

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	44	12/14/19	USD	942.86	USD	—	$—

19

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit iboxx USDLiquid Leveraged Loans Total Return Index	Quarterly	3-Month LIBOR, 2.74%	Quarterly	Credit Suisse International	N/A	12/20/18	USD	8,185	$(113,921)	$—	$(113,921)
Markit iboxx USDLiquid Leveraged Loans Total Return Index	Quarterly	3-Month LIBOR, 2.74%	Quarterly	Credit Suisse International	N/A	12/20/18	USD	8,180	(123,407)	—	(123,407)

									$(237,328)	$—	$(237,328)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

20

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$31,954,761	$1,400,000	$33,354,761
Common Stocks(a)	176,490	924	1,361,533	1,538,947
Corporate Bonds	—	13,620,561	2,083,903	15,704,464
Floating Rate Loan Interests	—	670,790,000	51,481,121	722,271,121
Investment Companies	12,802,900	—	—	12,802,900
Trust Preferred	1,552,797	—	—	1,552,797
Short-Term Securities	1,022,153	—	—	1,022,153
Liabilities:
Investments:
Unfunded Floating Rate Loan Interests(b)	—	(1,138)	(2,750)	(3,888)

	$15,554,340	$716,365,108	$56,323,807	$788,243,255

Derivative Financial Instruments(c)
Assets:
Forward foreign currency contracts	$—	$19,750	$—	$19,750
Liabilities:
Equity contracts		(237,328)		(237,328)
Forward foreign currency contracts	—	(6,476)	—	(6,476)

	$—	$(224,054)	$—	$(224,054)

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Derivative financial instruments are swaps and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $216,000,000 is categorized as Level 2 within the disclosure hierarchy.

During the period ended November 30, 2018, there were no transfers between Level 1 and Level 2.

21

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening balance, as of August 31, 2018	$2,698,550	$2,048,238	$2,892,436	$36,749,545	$—	$44,388,769
Transfers into Level 3(a)	—	—	—	32,028,938	(840)	32,028,098
Transfers out of Level 3(b)	(2,698,550)	—	—	(13,882,572)	—	(16,581,122)
Accrued discounts/premiums	—	—	—	(403)	—	(403)
Net realized gain (loss)	—	—	91	(54,021)	—	(53,930)
Net change in unrealized appreciation (depreciation)(c)(d)		(711,336)	(808,534)	(898,156)	(1,910)	(2,419,936)
Purchases	1,400,000	24,631	—	4,412,431	—	5,837,062
Sales	—	—	(90)	(6,874,641)	—	(6,874,731)

Closing balance, as of November 30, 2018	$1,400,000	$1,361,533	$2,083,903	$51,481,121	(2,750)	$56,323,807

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2018(d)	$—	$(711,336)	$(808,534)	$(868,661)	$(1,910)	(2,390,441)

(a)

As of August 31, 2018 the Fund used observable inputs in determining the value of certain investments. As of November 30, 2018, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of August 31, 2018, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2018, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

22

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 18, 2019